Pay vs Performance Disclosure - USD ($)	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

YEAR	SUMMARY COMPENSATION TABLE FOR MR.HILL(1)(2)	COMPENSATION ACTUALLY PAID TO MR. HILL(1)(3)(4)	SUMMARY COMPENSATION TABLE TOTAL FOR MR. DONAHOE(1)(5)	COMPENSATION ACTUALLY PAID TO MR. DONAHOE(1)(4)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-CEO NEOs(1)(6)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-CEO NEOs(1)(4)(7)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON		NET INCOME(9) (IN MILLIONS)	ADJUSTED REVENUE(10) (IN MILLIONS)
							TOTAL SHAREHOLDER RETURN(8)	PEER GROUP TOTAL SHAREHOLDER RETURN(8)
2026	$36,340,876	$19,275,855	—	—	$12,666,391	$6,614,656	$36.47	$48.36	$3,108	$45,809
2025	$26,018,068	$17,010,238	$28,442,712	$(10,924,243)	$12,135,422	$2,798,172	$65.09	$81.16	$3,219	$46,350
2024	—	—	$29,184,701	$13,158,408	$9,804,553	$5,812,537	$100.23	$124.83	$5,700	$51,656
2023	—	—	$32,789,885	$29,391,856	$10,117,055	$7,259,680	$109.51	$116.84	$5,070	$52,593
2022	—	—	$28,838,060	$19,617,425	$9,185,111	$7,482,733	$122.26	$120.40	$6,046	$47,406

Company Selected Measure Name	Adjusted Revenue
Named Executive Officers, Footnote	The following NEOs are included in the table above:

YEAR	CEO	Non-CEO NEOs
2026	Elliott Hill	Matthew Friend, Venkatesh Alagirisamy, Treasure Heinle, and Robert Leinwand
2025	Elliott Hill, John Donahoe II	Matthew Friend, Robert Leinwand, Ann Miller, Craig Williams, Monique Matheson, and Heidi O'Neill
2024	John Donahoe II	Matthew Friend, Heidi O'Neill, Mark Parker, and Craig Williams
2023	John Donahoe II	Matthew Friend, Andrew Campion, Heidi O'Neill, and Mark Parker
2022	John Donahoe II	Matthew Friend, Andrew Campion, Heidi O'Neill, and Mark Parker

Peer Group Issuers, Footnote	Peer group total shareholder return ("TSR") uses the Dow Jones U.S. Footwear Index, which the Company also uses in the stock performance graph required by Item 201(e) of Regulation S-K included in the Company's Annual Report on Form 10-K for fiscal 2026. These comparisons assume $100 (including reinvested dividends) was invested for the period starting May 31, 2021 through the end of the listed fiscal year in (a) the Company and (b) the Dow Jones U.S. Footwear Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 36,340,876
PEO Actually Paid Compensation Amount	$ 19,275,855
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in the "Compensation Actually Paid to Mr. Hill" column have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by Mr. Hill. These amounts reflect the amount set forth in the "Total" column of the "Summary Compensation Table" for each fiscal year presented, with certain adjustments as described in the table below, in accordance with the requirements of Item 402(v) of Regulation S-K:

2026
Summary Compensation Table ("SCT") total for Mr. Hill	$36,340,876
Deduction for amounts reported under the "Stock Awards" column in the SCT	$28,137,798
Deduction for amounts reported under the "Option Awards" column in the SCT	$3,967,113
Total deductions from SCT	$32,104,911
Year end fair value of equity awards	$19,045,414
Change in fair value of outstanding and unvested equity awards	$(5,181,085)
Change in fair value of equity awards granted in prior years that vested in the year	$650,907
Value of dividends on stock awards	$524,654
Total adjustments	$15,039,890
Compensation actually paid	$19,275,855

Non-PEO NEO Average Total Compensation Amount	$ 12,666,391	$ 12,135,422	$ 9,804,553	$ 10,117,055	$ 9,185,111
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,614,656	2,798,172	5,812,537	7,259,680	7,482,733
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in the "Average Compensation Actually Paid to Non-CEO NEOs" column have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the non-CEO NEOs. These amounts reflect the average of the amounts set forth in the "Total" column of the "Summary Compensation Table" for each fiscal year presented for the applicable non-CEO NEOs, with certain adjustments as described in the table below, in accordance with the requirements of Item 402(v) of Regulation S-K:

2026
Average Summary Compensation Table total for non-CEO NEOs	$12,666,391
Deduction for amounts reported under the "Stock Awards" column in the SCT	$9,001,175
Deduction for amounts reported under the "Option Awards" column in the SCT	$1,606,927
Total deductions from SCT	$10,608,102
Year end fair value of equity awards	$6,161,484
Change in fair value of outstanding and unvested equity awards	$(2,125,365)
Change in fair value of equity awards granted in prior years that vested in the year	$354,810
Value of dividends on stock awards	$165,438
Total adjustments	$4,556,367
Average compensation actually paid	$6,614,656

Compensation Actually Paid vs. Total Shareholder Return	CAP VERSUS COMPANY TSR & PEER GROUP TSR
Compensation Actually Paid vs. Net Income	CAP VERSUS NET INCOME
Compensation Actually Paid vs. Company Selected Measure	CAP VERSUS ADJUSTED REVENUE
Total Shareholder Return Vs Peer Group	CAP VERSUS COMPANY TSR & PEER GROUP TSR
Tabular List, Table

Adjusted Revenue
Adjusted EBIT
Stock price

Total Shareholder Return Amount	$ 36.47	65.09	100.23	109.51	122.26
Peer Group Total Shareholder Return Amount	48.36	81.16	124.83	116.84	120.40
Net Income (Loss)	$ 3,108,000,000	$ 3,219,000,000	$ 5,700,000,000	$ 5,070,000,000	$ 6,046,000,000
Company Selected Measure Amount	45,809,000,000	46,350,000,000	51,656,000,000	52,593,000,000	47,406,000,000
PEO Name	Elliott Hill		John Donahoe II	John Donahoe II	John Donahoe II
Additional 402(v) Disclosure
This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act and does not necessarily reflect how the Compensation Committee evaluates compensation decisions in light of Company or individual performance. The Compensation Committee did not consider the pay versus performance disclosure below in making its compensation decisions for any of the fiscal years shown. For discussion of how the Compensation Committee seeks to align pay with performance when making compensation decisions, please review the section above titled "Compensation Discussion and Analysis".
The following table sets forth compensation information of our CEO and our non-CEO NEOs and Company performance for the fiscal years listed below, in accordance with Item 402(v) of Regulation S-K.
Represents the amount of total compensation reported for our CEO, Mr. Hill, in the "Total" column of the "Summary Compensation Table" for each fiscal year presented.Equity awards included in these amounts are calculated using the following equity valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the grant date; adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. PSU grant date fair values are calculated using a Monte Carlo simulation based on the probable outcome of the performance condition as of the grant date; adjustments have been made using a revised Monte Carlo valuation as of fiscal year end. RSU grant date fair values are calculated using the stock price as of the grant date; adjustments have been made using the stock price as of fiscal year end and as of each vesting date.Represents the amount of total compensation reported for our Former CEO, Mr. Donahoe, in the "Total" column of the "Summary Compensation Table" for each fiscal year presented.Represents the average of the amounts of total compensation reported for our non-CEO NEOs, as a group, in the "Total" column of the "Summary Compensation Table" for each fiscal year presented.Reflects net income calculated in accordance with GAAP in the Company's Consolidated Statements of Income included in the Company's Annual Reports on Form 10-K for the applicable fiscal year.
The following charts show graphically the relationships over the past five fiscal years of the CAP amounts for our CEO and non-CEO NEOs as compared to our cumulative TSR, peer group TSR, GAAP net income, and Adjusted Revenue as well as the relationship between TSR and peer group TSR.
	The following table lists the three financial performance measures that, in the Company's assessment, represent the most important performance measures used to link CAP for our NEOs to Company performance for fiscal 2026.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Revenue
Non-GAAP Measure Description	Represents the most important financial performance measure used to link Company performance to compensation actually paid ("CAP") to our CEO and non-CEO NEOs in fiscal 2026, as required pursuant to Item 402(v) of Regulation S-K. Adjusted Revenue is a non-GAAP financial measure calculated based on GAAP revenue excluding the impact of acquisitions and divestitures; changes in accounting principles; unanticipated restructurings; unanticipated exchange rate fluctuations; other extraordinary, unusual, or infrequently occurring items. We may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBIT
Measure:: 3
Pay vs Performance Disclosure
Name	Stock price
Elliott Hill [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 36,340,876	$ 26,018,068
PEO Actually Paid Compensation Amount	19,275,855	$ 17,010,238
PEO Name		Elliott Hill
John Donahoe II [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 28,442,712	$ 29,184,701	$ 32,789,885	$ 28,838,060
PEO Actually Paid Compensation Amount		$ (10,924,243)	$ 13,158,408	$ 29,391,856	$ 19,617,425
PEO Name		John Donahoe II
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,039,890
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(32,104,911)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,045,414
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,181,085)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	650,907
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	524,654
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,137,798)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,967,113)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,556,367
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(10,608,102)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,161,484
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,125,365)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	354,810
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	165,438
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,001,175)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,606,927)